Lease Commitments, Rent Expense, and Contingent Liabilities	12 Months Ended
Dec. 31, 2016
Lease Commitments, Rent Expense, and Contingent Liabilities

9.	COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company renewed its operating facility lease effective October 1, 2016 under a non-cancelable operating lease that expires on 30 September 2017. Monthly rental payments under this lease are $4,693 plus a proportionate share of operating expenses. The Company previously had leases for operating facilities in Florida, Illinois and Arizona all of which terminated during 2016. Total rent expense for the year ended December 31, 2016 and 2015 was $178,678 and $244,621, respectively. The Company is responsible for certain operating expenses in connection with these leases.

Legal Matters

From time to time, the Company may be involved in legal proceedings in the normal course of its business. The Company is not involved in any legal proceedings at the present time.

Professional Consulting Contract

The Company had a professional consulting contract with its Chief Executive Officer (“CEO”), according to which, the Company paid $1,000,000 and health insurance for the year ended December 31, 2016. The Company was obligated to pay its CEO $1,000,000 annually plus health insurance, with a discretionary bonus to be determined by the Company’s Board on December 31, 2016. There was no bonus approved or paid for the year ended December 31, 2016.

Regulatory Requirements

State statutes authorizing the Company’s products and services typically provide state agencies that regulate banks and financial institutions with significant regulatory powers to administer and enforce the law. Under statutory authority, state regulators have broad discretionary power and may impose new licensing requirements, interpret or enforce existing regulatory requirements in different ways, or issue new administrative rules. In addition, when the staff of state regulatory bodies change, it is possible that the interpretations of applicable laws and regulations may also change.

Net Profit Interest

The Company has a net profit interest agreement with its lender, under which the Company pays 20% of its subsidiary IEC SPV LLC’s net profit to the lender (see note 4).

OneMain Holdings, Inc. [Member]
Lease Commitments, Rent Expense, and Contingent Liabilities

19. Lease Commitments, Rent Expense, and Contingent Liabilities

LEASE COMMITMENTS AND RENT EXPENSE

Annual rental commitments for leased office space, automobiles and information technology equipment accounted for as operating leases, excluding leases on a month-to-month basis, were as follows:

(dollars in millions)	Lease Commitments

First quarter 2017	$16
Second quarter 2017	15
Third quarter 2017	14
Fourth quarter 2017	13
2017	58
2018	43
2019	30
2020	20
2021	10
2022+	19
Total	$180

In addition to rent, we pay taxes, insurance, and maintenance expenses under certain leases. In the normal course of business, we will renew leases that expire or replace them with leases on other properties. Rental expense totaled $84 million in 2016, $39 million in 2015, and $30 million in 2014.

LEGAL CONTINGENCIES

In the normal course of business, we have been named, from time to time, as defendants in various legal actions, including arbitrations, class actions and other litigation arising in connection with our activities. Some of the actual or threatened legal actions include claims for substantial compensatory and/or punitive damages or claims for indeterminate amounts of damages. While we will continue to evaluate legal actions to determine whether a loss is reasonably possible or probable and is reasonably estimable, there can be no assurance that material losses will not be incurred from pending, threatened or future litigation, investigations, examinations, or other claims.

We contest liability and/or the amount of damages, as appropriate, in each pending matter. Where available information indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and we can reasonably estimate the amount of that loss, we accrue the estimated loss by a charge to income. In many actions, however, it is inherently difficult to determine whether any loss is probable or even reasonably possible or to estimate the amount of any loss. In addition, even where loss is reasonably possible or an exposure to loss exists in excess of the liability already accrued with respect to a previously recognized loss contingency, it is not always possible to reasonably estimate the size of the possible loss or range of loss.

For certain legal actions, we cannot reasonably estimate such losses, particularly for actions that are in their early stages of development or where plaintiffs seek substantial or indeterminate damages. Numerous issues may need to be resolved, including through potentially lengthy discovery and determination of important factual matters, and by addressing novel or unsettled legal questions relevant to the actions in question, before a loss or additional loss or range of loss or additional loss can be reasonably estimated for any given action.

For certain other legal actions, we can estimate reasonably possible losses, additional losses, ranges of loss or ranges of additional loss in excess of amounts accrued, but do not believe, based on current knowledge and after consultation with counsel, that such losses will have a material adverse effect on our consolidated financial statements as a whole.

SALES RECOURSE OBLIGATIONS

Real Estate Loan Sales

During 2014, we established a reserve for sales recourse obligations of $23 million related to the real estate loan sales in 2014. We did not establish an additional reserve for sales recourse obligations associated with the August 2016 Real Estate Loan Sale or the December 2016 Real Estate Loan Sale. At December 31, 2016, our reserve for sales recourse obligations totaled $13 million, which primarily related to the real estate loan sales in 2014. During 2016, we had no repurchase activity. During 2015, we repurchased 13 loans, totaling $1 million, associated with the real estate loan sales in 2014. During 2014, we had no repurchase activity associated with the sales of real estate loans in 2014; however, we repurchased 9 loans totaling $1 million during 2014 associated with other prior sales of finance receivables because these loans were reaching the defined delinquency limits or had breached the contractual representations and warranties under the loan sale agreements. At December 31, 2016, there were no material recourse requests with loss exposure that management believed would not be covered by the reserve. However, we will continue to monitor any repurchase activity in the future and will adjust the reserve accordingly. When recourse losses are reasonably possible or exposure to such losses exists in excess of the liability already accrued, it is not always possible to reasonably estimate the size of the possible recourse losses or range of losses.

The activity in our reserve for sales recourse obligations primarily associated with the real estate loan sales during 2014 was as follows:

(dollars in millions)
At or for the Years Ended December 31,	2016	2015	2014

Balance at beginning of period	$15	$24	$5
Recourse losses	-	(2)	-
Provision for recourse obligations, net of recoveries *	(2)	(7)	19
Balance at end of period	$13	$15	$24

*	Reflects the elimination of the reserve associated with other prior sales of finance receivables.

Lendmark Sale

We did not establish a reserve for sales recourse obligations associated with the personal loans sold in the Lendmark Sale in May 2016 due to the higher credit quality of the personal loans sold.